Dividends of ordinary shares and cumulative distribution of other equity instruments (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividends of ordinary shares and cumulative distribution of other equity instruments [line items]
Proposed cash dividend per share	¥ 0.135	¥ 0.1	¥ 0.1
Total cash dividend	¥ 2,119,000	¥ 1,570,000	¥ 1,520,000
Profit	1,108,205	1,329,974	1,584,207
Cumulative distribution of other equity instruments	617,662	333,503
Other equity instruments [member]
Dividends of ordinary shares and cumulative distribution of other equity instruments [line items]
Profit	685,922	342,349	¥ 68,600
Cumulative distribution of other equity instruments	¥ 617,662	¥ 333,503